CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Revenue:
Total revenues	$ 178,015		$ 152,116		$ 113,794
Cost of revenue:
Total cost of revenues	133,917		119,102		91,326
Gross profit	44,098		33,014		22,468
Operating expenses:
Research and development, net	1,384		1,248		715
Selling and marketing	8,576		7,746		5,523
General and administrative	15,730		11,901		10,588
Other income	(404)	[1]	(383)	[1]	(433)
Total operating expenses	25,286		20,512		16,393
Operating income	18,812		12,502		6,075
Interest expense	1,010		1,472		1,683
Other financial (expenses) income, net	(325)		(477)		353
Income before taxes on income	17,477		10,553		4,745
Provision for income taxes	2,143		195		576
Income before share of equity investment	15,334		10,358		4,169
Share in profit of equity investment of affiliated companies	1,488		809		503
Net income	$ 16,822		$ 11,167		$ 4,672
Earnings per share - Basic	$ 1.39		$ 1.08		$ 0.52
Earnings per share - Diluted	$ 1.37		$ 1		$ 0.51
Weighted average number of shares outstanding
Weighted average shares outstanding - Basic	12,075,678		10,363,978		8,961,689
Weighted average shares outstanding - Diluted	12,283,312		11,215,827		9,084,022
Products [Member]
Revenue:
Total revenues	$ 50,850		$ 47,710		$ 35,241
Cost of revenue:
Total cost of revenues	35,793		33,986		30,517
Services [Member]
Revenue:
Total revenues	127,165		104,406		78,553
Cost of revenue:
Total cost of revenues	$ 98,124		$ 85,116		$ 60,809

[1]	Gain profit from fixed asset sales